Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Software licenses
Disclosure of detailed information about intangible assets [line Items]
Software financing obligations	$ 15.4	$ 32.7